WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 6     WARRANT LIABILITY

The Company accounts for its common stock warrants under ASC 480, Distinguishing Liabilities from Equity. Any financial instrument, other than an outstanding share, that, at inception, embodies an obligation to repurchase the issuer’s equity shares, or is indexed to such an obligation, which requires or may require the issuer to settle the obligation by transferring assets, is classified as a liability. This liability is to be remeasured at fair value at each reporting period, with the changes in fair value recognized as gain (loss) on remeasurement of warranty liability. The fair value of the warrants to purchase common stock is estimated using the Black-Scholes valuation model. The significant assumptions used in estimating the fair value of warrant liabilities include the exercise price, volatility of the stock underlying the warrant, risk-free interest rate, estimated fair value of the stock underlying the warrant and the estimated life of the warrant.

In October 2016, the Company issued warrants to purchase from the Company up to $1,000,000 in common stock with the number of shares determined based on a 40% discount to the 20-day average stock price prior to the date of exercise. The warrants are exercisable between January 31, 2017 and January 30, 2018, at which point the outstanding warrants expire. Since the exercise price of the warrant is yet to be determined, the Company recorded a common stock warrant liability of $937,951 on the warrant’s issuance date and remeasured it at fair value on December 31, 2016 at $985,163. The warrant liability is remeasured at fair value at each quarter end until the warrant liability expires.

The estimate was calculated using the following inputs:

Input	September 30, 2017
Risk-free interest rate	1.06%
Expected life	4 months
Expected volatility	74.10%
Dividend yield	0.00%
Stock price	$0.06

As of September 30, 2017, the Company recorded a decrease in the warrant liability of $284,651 resulting from the fluctuation in the Company’s stock price. The warrant liability was $700,512 as of September 30, 2017.

NOTE 9 - WARRANT LIABILITY

The Company accounts for its common stock warrants under ASC 480, Distinguishing Liabilities from Equity. Any financial instrument, other than an outstanding share, that, at inception, embodies an obligation to repurchase the issuer’s equity shares, or is indexed to such an obligation, which requires or may require the issuer to settle the obligation by transferring assets, is classified as a liability. This liability is to be fair valued at each reporting period, with the changes in fair value recognized as gain (loss) on change in fair value of warranty liability. The fair value of the warrants to purchase common stock is estimated using the Black-Scholes valuation model. The significant assumptions used in estimating the fair value of warrant liabilities include the exercise price, volatility of the stock underlying the warrant, risk-free interest rate, estimated fair value of the stock underlying the warrant and the estimated life of the warrant

In October 2016, the Company issued warrants to purchase up to $1,000,000 in common stock with the number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%. The warrants are exercisable between January 31, 2017 and January 30, 2018, at which point the outstanding warrants expire. Since the price of the warrant is yet to be determined, the Company recorded a common stock warrant liability of $937,951 on the warrant’s issuance date and, revalued it on December 31, 2016. The estimate was calculated using the following inputs:

Input	October 21, 2016	December 31, 2016
Risk-free interest rate	.66%	85%
Expected life in years	1 year	1 year
Dividend yield	—	—
Volatility	108.2%	120.0%
Stock price	$0.08	$0.11

As of December 31, 2016, the Company recorded an increase of $47,212 in the warrant liability which resulted from an increase in the Company’s stock price at the end of the year, for a total liability of $985,163.